Other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Other current liabilities
Advance from customer		₨ 774,673	₨ 702,444
Statutory liabilities		86,519	266,159
Other liabilities		99,458	93,402
Lease rent equalization			3,217
Interest accrued on term loan			3,155
Total	$ 12,742	₨ 960,650	₨ 1,068,377